T. ROWE PRICE Target 2045 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 14.5%
T. Rowe Price Funds:
New Income Fund  13,066 4,944 994 1,748,540 17,031
International Bond Fund (USD
Hedged)  4,342 1,742 343 571,200 5,815
Dynamic Global Bond Fund  2,843 906 224 364,527 3,660
U.S. Treasury Long-Term Index
Fund  2,208 2,221 277 284,808 3,241
Emerging Markets Bond Fund  2,757 781 664 281,242 3,136
High Yield Fund  2,387 802 632 414,857 2,750
Floating Rate Fund  1,105 459 86 161,421 1,543
Total Bond Mutual Funds (Cost $37,034) 37,176
EQUITY MUTUAL FUNDS 83.5%
T. Rowe Price Funds:
Value Fund  26,664 12,026 2,865 1,074,294 46,925
Growth Stock Fund (2) 31,143 9,837 6,928 426,231 42,380
Equity Index 500 Fund  12,692 6,523 3,474 186,710 18,826
International Value Equity Fund  10,610 4,075 1,061 1,175,257 17,370
Overseas Stock Fund  10,852 3,739 1,388 1,352,518 16,812
International Stock Fund  10,315 3,659 874 765,586 16,529
Emerging Markets Stock Fund  6,671 2,028 1,842 172,840 9,788
Mid-Cap Growth Fund  6,107 2,116 684 79,667 9,200
Mid-Cap Value Fund  5,064 2,002 490 268,762 8,630
Small-Cap Stock Fund  3,507 1,417 563 89,044 6,060
New Horizons Fund (2) 4,841 1,682 1,311 71,797 5,956
Small-Cap Value Fund  3,122 1,167 299 100,119 5,800
Real Assets Fund  2,886 1,701 250 404,393 5,241
U.S. Large-Cap Core Fund  702 1,555 133 80,837 2,500
Emerging Markets Discovery
Stock Fund  60 1,966 83 148,545 2,316
Total Equity Mutual Funds (Cost $164,447) 214,333

T. ROWE PRICE Target 2045 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.1%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 2,454 9,772 6,883 5,342,759 5,343
Total Short-Term Investments (Cost $5,343) 5,343
Total Investments in Securities 100.1%
(Cost $206,824) $ 256,852
Other Assets Less Liabilities (0.1)% (136)
Net Assets 100.0% $ 256,716
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2045 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ (1) $ 135 $ 65
Emerging Markets Bond Fund (43) 262 126
Emerging Markets Discovery Stock Fund 6 373 14
Emerging Markets Stock Fund 56 2,931 104
Equity Index 500 Fund 332 3,085 220
Floating Rate Fund (3) 65 44
Growth Stock Fund 2,253 8,328 —
High Yield Fund 1 193 121
International Bond Fund (USD Hedged) 21 74 74
International Stock Fund 172 3,429 161
International Value Equity Fund (74) 3,746 380
Mid-Cap Growth Fund 403 1,661 15
Mid-Cap Value Fund 170 2,054 123
New Horizons Fund 899 744 —
New Income Fund 145 15 302
Overseas Stock Fund (64) 3,609 310
Real Assets Fund (4) 904 94
Small-Cap Stock Fund 117 1,699 29
Small-Cap Value Fund 67 1,810 44
U.S. Large-Cap Core Fund 11 376 22
U.S. Treasury Long-Term Index Fund 484 (911) 38
Value Fund 693 11,100 616
U.S. Treasury Money Fund, 0.09% — — 8
Totals $ 5,641# $ 45,682 $ 2,910+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $4,766 of the net realized gain (loss).
+ Investment income comprised $2,910 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2045 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2045 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2045 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F197-054Q3 02/21